PLANT AND EQUIPMENT (Schedule of Composition of Property and Equipment and Related Accumulated Depreciation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		$ 68,617
Adjustment upon adoption of IFRS 16		(656)
Balance at end of year		66,722	$ 68,617
Land use rights and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		50,099
Balance at end of year		52,467	50,099
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		2,326
Balance at end of year		2,635	2,326
Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		8,751
Balance at end of year		7,632	8,751
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		1,705
Balance at end of year		1,852	1,705
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		5,736
Balance at end of year		2,136	5,736
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		149,727	152,665
Adjustment upon adoption of IFRS 16		360
Additions		8,177	7,947
Disposals		(11,247)	(1,323)
Reclassification of asset groups	[1]
Impact of foreign currency translation		(8,201)	(9,562)
Balance at end of year		138,816	149,727
Cost [Member] | Land use rights and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		100,028	105,165
Adjustment upon adoption of IFRS 16		360
Additions		1,736	1,586
Disposals		(6,932)	(316)
Reclassification of asset groups	[1]	6,908	189
Impact of foreign currency translation		(5,646)	(6,596)
Balance at end of year		96,454	100,028
Cost [Member] | Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		7,735	7,755
Adjustment upon adoption of IFRS 16
Additions		1,060	553
Disposals		(368)	(126)
Reclassification of asset groups	[1]
Impact of foreign currency translation		(417)	(447)
Balance at end of year		8,010	7,735
Cost [Member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		29,452	29,413
Adjustment upon adoption of IFRS 16
Additions		1,082	2,266
Disposals		(3,265)	(505)
Reclassification of asset groups	[1]	65	145
Impact of foreign currency translation		(1,534)	(1,867)
Balance at end of year		25,800	29,452
Cost [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		6,722	6,730
Adjustment upon adoption of IFRS 16
Additions		681	792
Disposals		(630)	(376)
Reclassification of asset groups	[1]
Impact of foreign currency translation		(357)	(424)
Balance at end of year		6,416	6,722
Cost [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		5,790	3,602
Adjustment upon adoption of IFRS 16
Additions		3,618	2,750
Disposals		(52)
Reclassification of asset groups	[1]	(6,973)	(334)
Impact of foreign currency translation		(247)	(228)
Balance at end of year		2,136	5,790
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(81,110)	(81,454)
Disposals		10,776	891
Depreciation and amortization		(5,993)	(5,634)
Impact of foreign currency translation		4,233	5,087
Balance at end of year		(72,094)	(81,110)
Accumulated depreciation [member] | Land use rights and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(49,929)	(50,016)
Disposals		6,821	128
Depreciation and amortization		(3,481)	(3,172)
Impact of foreign currency translation		2,602	3,131
Balance at end of year		(43,987)	(49,929)
Accumulated depreciation [member] | Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(5,409)	(5,312)
Disposals		278	108
Depreciation and amortization		(527)	(500)
Impact of foreign currency translation		283	295
Balance at end of year		(5,375)	(5,409)
Accumulated depreciation [member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(20,701)	(20,723)
Disposals		3,051	317
Depreciation and amortization		(1,601)	(1,615)
Impact of foreign currency translation		1,083	1,320
Balance at end of year		(18,168)	(20,701)
Accumulated depreciation [member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(5,017)	(5,345)
Disposals		574	338
Depreciation and amortization		(384)	(347)
Impact of foreign currency translation		263	337
Balance at end of year		(4,564)	(5,017)
Accumulated depreciation [member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(54)	(58)
Disposals		52
Depreciation and amortization
Impact of foreign currency translation		2	4
Balance at end of year			(54)
Carrying amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		68,617
Balance at end of year		66,722	68,617
Carrying amounts [Member] | Land use rights and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		50,099
Balance at end of year		52,467	50,099
Carrying amounts [Member] | Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		2,326
Balance at end of year		2,635	2,326
Carrying amounts [Member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		8,751
Balance at end of year		7,632	8,751
Carrying amounts [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		1,705
Balance at end of year		1,852	1,705
Carrying amounts [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		5,736
Balance at end of year		$ 2,136	$ 5,736

[1]	when an asset is available for use, it is reclassified from construction in progress to one of the appropriate plant and equipment categories.